UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22767
                                                    -----------

                      First Trust Exchange-Traded Fund VII
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
    ------------------------------------------------------------------------
                    (Address of principal executive offices)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
    ------------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2018
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

  PRINCIPAL                                                   STATED        STATED
    VALUE                     DESCRIPTION                     COUPON       MATURITY         VALUE
-------------  ------------------------------------------  ------------  ------------  ---------------
TREASURY BILLS - 80.1%

$  48,000,000  U.S. Treasury Bill (a)....................      (b)         04/12/18    $    47,978,254
   10,000,000  U.S. Treasury Bill (a)....................      (b)         04/19/18          9,992,309
   50,000,000  U.S. Treasury Bill (a)....................      (b)         05/31/18         49,863,700
   62,000,000  U.S. Treasury Bill (a)....................      (b)         08/09/18         61,594,604
                                                                                       ---------------

               TOTAL INVESTMENTS - 80.1%.............................................      169,428,867
               (Cost $169,439,194) (c)

               NET OTHER ASSETS AND LIABILITIES - 19.9%..............................       42,063,673
                                                                                       ---------------
               NET ASSETS - 100.0%...................................................  $   211,492,540
                                                                                       ===============

-----------------------------

The following futures contracts of the Fund's wholly-owned subsidiary were open at March 31, 2018 (See Note 2B - Futures Contracts in the Notes to Consolidated Portfolio of Investments):

                                                                                         UNREALIZED
                                                                                        APPRECIATION
                                                NUMBER OF    NOTIONAL     EXPIRATION   (DEPRECIATION)/
                                                CONTRACTS     VALUE          DATE           VALUE
------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
------------------------------------------------------------------------------------------------------
      Brent Crude Futures                           90     $  6,152,400     Jun-18     $        48,988
      Brent Crude Futures                           87        5,871,630     Aug-18              69,661
      Cattle Feeder Futures                         38        2,546,475     May-18            (122,226)
      Cocoa Futures                                502       12,831,120     May-18           1,843,875
      Coffee "C" Futures                            87        3,854,644     May-18            (157,800)
      Copper Futures                               219       16,564,612     May-18            (933,460)
      Corn Futures                                 332        6,436,650     May-18             113,525
      Cotton No. 2 Futures                         295       12,015,350     May-18             589,062
      Gasoline RBOB Futures                         44        3,731,666     Jun-18             153,948
      Gasoline RBOB Futures                         42        3,533,998     Jul-18             166,232
      Gasoline RBOB Futures                         80        6,651,792     Aug-18             207,772
      Gold 100 Oz. Futures                         115       15,263,950     Jun-18              87,840
      KC HRW Wheat Futures                         183        4,275,338     May-18            (311,075)
      Lean Hogs Futures                            126        3,858,120     Jun-18               5,948
      Live Cattle Futures                          106        4,349,180     Jun-18            (224,249)
      LME Lead Futures                              63        3,773,700     Jun-18             (40,131)
      LME Nickel Futures                           115        9,174,240     Jun-18            (161,523)
      LME Primary Aluminum Futures                  12          600,975     Jun-18             (24,450)
      LME Zinc Futures                              54        4,423,950     Jun-18             (22,838)
      Low Sulphur Gasoil "G" Futures                64        3,955,200     May-18             254,146
      Low Sulphur Gasoil "G" Futures                62        3,806,800     Jun-18              (3,216)
      Low Sulphur Gasoil "G" Futures                74        4,517,700     Jul-18              (6,190)
      Natural Gas Futures                          166        4,702,780     Aug-18             107,320
      NY Harbor ULSD Futures                        24        2,037,168     Apr-18             (57,581)


               See Notes to Consolidated Portfolio of Investments

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2018 (UNAUDITED)

                                                                                         UNREALIZED
                                                                                        APPRECIATION
                                                NUMBER OF    NOTIONAL     EXPIRATION   (DEPRECIATION)/
                                                CONTRACTS     VALUE          DATE           VALUE
------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG (CONTINUED):
------------------------------------------------------------------------------------------------------
      NY Harbor ULSD Futures                        26     $  2,204,748     May-18     $       110,273
      Platinum Futures                              34        1,585,420     Jul-18             (47,687)
      Silver Futures                                94        7,645,960     May-18            (181,966)
      Soybean Futures                              297       15,514,537     May-18              (2,923)
      Soybean Meal Futures                         400       15,360,000     May-18             233,376
      Soybean Oil Futures                           87        1,663,614     May-18             (23,405)
      Sugar #11 (World) Futures                    534        7,386,288     Apr-18            (378,624)
      WTI Crude Futures                             55        3,549,700     Jun-18              27,992
      WTI Crude Futures                             51        3,266,040     Jul-18              13,479
      WTI Crude Futures                             40        2,539,200     Aug-18             278,528
      WTI Crude Futures                             14          880,880     Sep-18               9,405
                                                           ------------                ---------------
                                                           $206,525,825                $     1,622,026
                                                           ============                ===============

-----------------------------

(a) All or a portion of this security serves as collateral for open futures contracts.

(b)   Zero coupon bond.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,326,926 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,715,227. The net unrealized appreciation was $1,611,699. The amounts presented are inclusive of derivative contracts.


               See Notes to Consolidated Portfolio of Investments

FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2018 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2018         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Treasury Bills................................  $   169,428,867  $            --  $   169,428,867  $            --
Futures Contracts.............................        4,321,370        4,321,370               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total.........................................  $   173,750,237  $     4,321,370  $   169,428,867  $            --
                                                ===============  ===============  ===============  ===============

                                                LIABILITIES TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2018         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Futures Contracts.............................  $    (2,699,344) $    (2,699,344) $            --  $            --
                                                ===============  ===============  ===============  ===============

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.


               See Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           MARCH 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of two funds that are currently offering shares. This report covers the First Trust Global Tactical Commodity Strategy Fund (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FTGC on The Nasdaq Stock Market LLC and commenced operations on October 22, 2013.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary II (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts and exchange-traded commodity linked instruments (collectively, "Commodities Instruments"). The Fund will not invest directly in Commodities Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

The Consolidated Portfolio of Investments includes the accounts of the Subsidiary.

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           MARCH 31, 2018 (UNAUDITED)

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2018, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.

Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily. This daily fluctuation in value of the contract is also known as variation margin.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

C. CASH

The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies.

D. INVESTMENT TRANSACTIONS

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

           FIRST TRUST GLOBAL TACTICAL COMMODITY STRATEGY FUND (FTGC)
                           MARCH 31, 2018 (UNAUDITED)

                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (January 1, 2018 through March 31, 2018), the amount of notional values of futures contracts opened and closed were $357,189,014 and $333,375,363, respectively.

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MARCH 31, 2018 (UNAUDITED)

  PRINCIPAL                                                   STATED        STATED
    VALUE                     DESCRIPTION                     COUPON       MATURITY         VALUE
-------------  ------------------------------------------  ------------  ------------  ---------------
TREASURY BILLS - 73.9%

$   1,000,000  U.S. Treasury Bill (a)....................      (b)         4/12/18     $       999,547
    1,500,000  U.S. Treasury Bill (a)....................      (b)         4/19/18           1,498,846
    2,000,000  U.S. Treasury Bill (a)....................      (b)         5/31/18           1,994,548
    2,000,000  U.S. Treasury Bill (a)....................      (b)          8/9/18           1,986,923
                                                                                       ---------------
               TOTAL INVESTMENTS - 73.9%.............................................        6,479,864
               (Cost $6,480,320)         (c)

               NET OTHER ASSETS AND LIABILITIES - 26.1%..............................        2,286,259
                                                                                       ---------------
               NET ASSETS - 100.0%...................................................  $     8,766,123
                                                                                       ===============


The following futures contracts of the Fund's wholly-owned subsidiary were open at March 31, 2018 (see Note 2B - Futures Contracts in the Notes to Consolidated Portfolio of Investments):

                                                                                         UNREALIZED
                                                                                        APPRECIATION
                                                NUMBER OF    NOTIONAL     EXPIRATION   (DEPRECIATION)/
                                                CONTRACTS     VALUE          DATE           VALUE
------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
------------------------------------------------------------------------------------------------------
      Brent Crude Futures                           6      $    410,160     Jun-18     $        17,512
      Brent Crude Futures                           3           202,470     Aug-18               1,761
      Cocoa Futures                                 9           230,040     May-18              31,490
      Copper Futures                                3           226,913     May-18             (14,208)
      Cotton No. 2 Futures                         12           488,760     May-18               9,437
      Gasoline RBOB Futures                         3           252,428     Jul-18              11,874
      Gasoline RBOB Futures                         3           249,442     Aug-18              12,675
      Gold 100 Oz Futures                           2           265,460     Jun-18               1,674
      Live Cattle Futures                           1            41,030     Jun-18              (2,135)
      LME Lead Futures                              1            59,900     Jun-18                (719)
      LME Nickel Futures                            2           159,552     Jun-18              (1,746)
      LME Zinc Futures                              3           245,775     Jun-18              (1,313)
      Low Sulphur Gasoil "G" Futures                1            61,050     Jul-18                 (84)
      Low Sulphur Gasoil "G" Futures                1            61,400     Jun-18                 (52)
      Platinum Futures                              7           326,410     Jul-18              (9,635)
      Soybean Futures                              14           731,325     May-18              (2,776)
      Soybean Meal Futures                         18           691,200     May-18               6,164
      WTI Crude Futures                             5           320,200     Jul-18              11,488
      WTI Crude Futures                             1            64,540     Jun-18                 220
                                                           ------------                ---------------
                                                           $  5,088,055                $        71,627
                                                           ------------                ---------------


               See Notes to Consolidated Portfolio of Investments

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2018 (UNAUDITED)

                                                                                         UNREALIZED
                                                                                        APPRECIATION
                                                NUMBER OF    NOTIONAL     EXPIRATION   (DEPRECIATION)/
                                                CONTRACTS     VALUE          DATE           VALUE
------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SHORT:
------------------------------------------------------------------------------------------------------
      Cattle Feeder Futures                         1      $    (67,013)    May-18     $         1,425
      Coffee "C" Futures                            9          (398,756)    May-18              10,245
      Corn Futures                                  3           (58,163)    May-18              (2,213)
      KC HRW Wheat Futures                          9          (210,262)    May-18               9,988
      Lean Hogs Futures                             4          (122,480)    Jun-18              (3,520)
      Natural Gas Futures                          21          (594,930)    Aug-18              (7,344)
      NY Harbor ULSD Futures                        1           (84,798)    May-18                  80
      Soybean Oil Futures                           8          (152,976)    May-18                 354
      Sugar #11 (World) Futures                     3           (41,496)    Apr-18                 141
      Wheat (CBT) Futures                          15          (338,250)    May-18              19,563
                                                           ------------                ---------------
                                                           $ (2,096,124)               $        28,719
                                                           ------------                ---------------
                                                TOTAL      $  3,018,931                $       100,346
                                                           ============                ===============

-----------------------------

(a) All or a portion of this security serves as collateral for open futures contracts.

(b)   Zero coupon bond.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $146,270 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $46,380. The net unrealized appreciation was $99,890. The amounts presented are inclusive of derivative contracts.


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2018         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Treasury Bills................................  $     6,479,864  $            --  $     6,479,864  $            --
Futures Contracts.............................          146,091          146,091               --               --
                                                ---------------  ---------------  ---------------  ---------------
TOTAL.........................................  $     6,625,955  $       146,091  $     6,479,864  $            --
                                                ===============  ===============  ===============  ===============

                                                LIABILITIES TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   3/31/2018         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Futures Contracts.............................  $       (45,745) $       (45,745) $            --  $            --
                                                ===============  ===============  ===============  ===============


               See Notes to Consolidated Portfolio of Investments

FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2018 (UNAUDITED)


All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.


               See Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           MARCH 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of two funds that are currently offering shares. This report covers the First Trust Alternative Absolute Return Strategy ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FAAR on The Nasdaq Stock Market LLC ("Nasdaq") and commenced operations on May 18, 2016.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary III (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts ("Commodities Futures"). The Fund will not invest directly in Commodities Futures. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

The Consolidated Portfolio of Investments includes the accounts of the Subsidiary.

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          FIRST TRUST ALTERNATIVE ABSOLUTE RETURN STRATEGY ETF (FAAR)
                           MARCH 31, 2018 (UNAUDITED)

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2018, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.

Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily. This daily fluctuation in value of the contracts is also known as variation margin.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

C. CASH

The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies.

D. INVESTMENT TRANSACTIONS

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (January 1, 2018 through March 31, 2018), the notional values of futures contracts opened and closed were $17,179,491 and $16,886,514, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VII
            --------------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 29, 2018
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 29, 2018
     --------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 29, 2018
     --------------